Leases - Movements in Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash outflow for leases	$ 300	$ 300
Right-of-Use Asset
Balance beginning of year	2,224	2,601
Depreciation	(216)	(214)	$ (200)
Translation	88	(163)
Balance end of year	2,096	2,224	2,601
Lease liabilities
Balance beginning of year	2,255	2,520
Additions	45	15
Interest expense	172	176
Payments	(326)	(305)
Translation	76	(151)
Balance end of year	$ 2,222	$ 2,255	$ 2,520